Commitments and Contingencies - Future Minimum Rental Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 2.9
2026	2.8
2027	2.6
2028	2.4
2029	2.1
2030 and thereafter	5.4
Total future annual minimum lease payments	18.2
Less: present value discount	(5.2)
Total lease liability at December 31, 2024	$ 13.0	$ 8.0